PROSPECTUS SUPPLEMENT DATED JANUARY 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM BASIC BALANCED FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectus:

"Investment decisions for the fixed income portion of the fund are made by the investment management team at Invesco Institutional. Investment decisions for the equity portion of the fund are made by Invesco Aim. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Bret Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1998. As lead manager, Mr. Stanley has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

     - Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1996.

     - Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2002.

     - R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.

     - Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.

     - Michael Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 2001.

          More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM BASIC BALANCED FUND
AIM GLOBAL CORE EQUITY FUND
AIM INTERNATIONAL SMALL COMPANY FUND
AIM MID CAP BASIC VALUE FUND
AIM SMALL CAP EQUITY FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - BASIC BALANCED" of the prospectus:

     - "Bret Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.

     - Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1996.

     - Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2002.

     - R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.

     - Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.

     - Michael Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 2001."